INTANGIBLE ASSETS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
MATERIAL ACCOUNTING POLICIES
Beginning balance	€ 14,941	€ 14,966
Ending balance	17,262	14,941
Costs of acquisition
MATERIAL ACCOUNTING POLICIES
Beginning balance	31,137	27,102
Additions	4,870	4,008
Disposals/Retirements		(1)
Foreign exchange differences	(117)	28
Ending balance	35,891	31,137
Accumulated amortization/write downs
MATERIAL ACCOUNTING POLICIES
Beginning balance	(16,196)	(12,136)
Amortization	2,544	4,166
Disposals/Retirements		131
Foreign exchange differences	110	(26)
Ending balance	(18,629)	(16,196)
Development Costs
MATERIAL ACCOUNTING POLICIES
Beginning balance	14,354	14,278
Ending balance	16,895	14,354
Development Costs | Costs of acquisition
MATERIAL ACCOUNTING POLICIES
Beginning balance	29,597	25,729
Additions	4,869	3,878
Disposals/Retirements		(1)
Foreign exchange differences	(23)	(10)
Ending balance	34,444	29,597
Development Costs | Accumulated amortization/write downs
MATERIAL ACCOUNTING POLICIES
Beginning balance	(15,243)	(11,452)
Amortization	2,328	3,801
Foreign exchange differences	23	10
Ending balance	(17,548)	(15,243)
Patents and licenses
MATERIAL ACCOUNTING POLICIES
Beginning balance	588	689
Ending balance	366	588
Patents and licenses | Costs of acquisition
MATERIAL ACCOUNTING POLICIES
Beginning balance	1,540	1,372
Additions	1	129
Foreign exchange differences	(94)	38
Ending balance	1,447	1,540
Patents and licenses | Accumulated amortization/write downs
MATERIAL ACCOUNTING POLICIES
Beginning balance	(952)	(684)
Amortization	216	364
Disposals/Retirements		131
Foreign exchange differences	87	(36)
Ending balance	€ (1,081)	€ (952)